Summary of Significant Accounting Policies and Going Concern (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Summary of Significant Accounting Policies and Going Concern (Textual)
Net loss	$ (666,843)	$ (1,065,542)	$ (7,115,159)	$ (5,774,867)
Cash in operations	138,856	(376,753)	(1,105,330)	(794,369)
Working capital deficit	14,197,042		13,632,338
Stockholders' deficit	15,438,077		14,895,354
Accumulated deficit	$ (27,413,294)		$ (26,746,451)	(19,631,292)
Capitalization cost for single unit	2000		2,000
Property and equipment, depreciates	3 years		3 years
Depreciation expense	$ 2,772	2,065	$ 11,280	$ 9,659
Amortized of goodwill and intangible assets life	4 years		4 years
Options outstanding			17,755	18,505	44,351
Exercisable			12,838
Warrants outstanding	1,198,271		1,198,271
Exercisable	1,198,271
Cost of sales of Freight	$ 14,726	31,527	$ 72,665	$ 90,869
Default Penalty	50.00%
Common Stock [Member]
Summary of Significant Accounting Policies and Going Concern (Textual)
Net loss
Convertible Debt [Member]
Summary of Significant Accounting Policies and Going Concern (Textual)
Convertible debt, amount	$ 1,097,232		$ 1,083,900
Convertible Debt [Member] | Common Stock [Member]
Summary of Significant Accounting Policies and Going Concern (Textual)
Convertible debt, shares	11,303,579		11,162,896
Convertible Notes Payable [Member] | Common Stock [Member]
Summary of Significant Accounting Policies and Going Concern (Textual)
Convertible debt, amount	$ 6,738,748		$ 6,693,064
Convertible debt, shares	83,770,974		83,780,049
Number of shares converted			12,756,564